Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Net contributions (refund) to defined benefit plans	$ (25)	$ 7
Contributions to defined contribution plans	290	271
Benefits paid directly to pensioners	50	43
Cash payments made for employee future benefit plans	315	321
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	45	45
Cash payments made for employee future benefit plans	$ 45	$ 45